Organization and Nature of Business- Change in Previously Reported Line Items in the Statements of Cash Flows (FY) (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Change in customer funds payable	$ (1,636)	$ 1,528	$ (202)	$ 3,505	$ 2,854
Net cash provided by financing activities	282,945	15,834	14,954	22,773	1,711
Net increase in cash, cash equivalents, and restricted cash	226,489	10,287	12,981	4,846	(28,792)
Cash, cash equivalents, and restricted cash, beginning of period	38,843	25,862	25,862	21,016	49,808
Cash, cash equivalents, and restricted cash, end of period	265,332	36,149	38,843	25,862	21,016
As Previously Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Change in customer funds payable		0	0	0	0
Net cash provided by financing activities		14,306	15,156	19,268	(1,143)
Net increase in cash, cash equivalents, and restricted cash		8,759	13,183	1,341	(31,646)
Cash, cash equivalents, and restricted cash, beginning of period	17,919	4,736	4,736	3,395	35,041
Cash, cash equivalents, and restricted cash, end of period		13,495	17,919	4,736	3,395
Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Change in customer funds payable		1,528	(202)	3,505	2,854
Net cash provided by financing activities		1,528	(202)	3,505	2,854
Net increase in cash, cash equivalents, and restricted cash		1,528	(202)	3,505	2,854
Cash, cash equivalents, and restricted cash, beginning of period	$ 20,924	21,126	21,126	17,621	14,767
Cash, cash equivalents, and restricted cash, end of period		$ 22,654	$ 20,924	$ 21,126	$ 17,621